Revenue	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue
Revenue
Clinical Development Services
The Company’s Clinical Development Services segment provides a wide range of clinical development services to its customers including early development/Phase I, patient recruitment and enrollment, investigator site management, Phase II-IV clinical trial management, medical communications and various peri- and post-approval services. Clinical Development Service contracts are generally fixed-fee, fee-for-service or time and materials contracts and include full-service partnerships, functional service partnerships and other custom-built offerings and tailored services.
The Company’s full-service clinical trial management contracts include multiple promised services such as trial feasibility, investigator recruitment, clinical trial monitoring, project management, database management and biostatistical services, among others. The Company’s full-service clinical trial management services constitute a single performance obligation, which is the delivery of clinical trial data and related reports, as the Company provides a significant service of integrating all promises in the contract and the promises are highly interdependent and interrelated with one another. The Company uses a cost-to-cost input method to recognize revenue for the satisfaction of the performance obligation for full-service contracts. Actual total costs incurred, which is inclusive of direct, third-party pass-through and out-of-pocket costs, is compared to the estimated total costs to satisfy the performance obligation under the contract. This ratio is then multiplied by the estimated total contract consideration to calculate and recognize revenue. This methodology is consistent with the manner in which the customer receives the benefit of the work performed over time as services are rendered and is generally consistent with the Company’s contract termination provisions. Direct costs consist primarily of the amount of direct labor and certain overhead for the delivery of services. The inclusion of actual incurred and estimated total third-party pass-through and out-of-pocket costs in the measure of progress may create a timing difference between the amount of revenue recognized and the actual third-party pass-through and out-of-pocket costs incurred.
The Company reviews and revises estimated total costs to satisfy the performance obligation throughout the life of the contract, with adjustments to revenue resulting from such revisions being recorded in the period in which the change in estimate is determined. Estimated total costs are determined as part of the customer proposal and negotiation process, based on the scope of work, the complexity of the clinical trial services, the geographic locations involved, industry information and historical experience, among other factors. Monthly, accumulated actual total costs on each project are compared to the current estimated total costs to complete the performance obligation under the contract. This process includes, among other things:

•	a comparison of actual total costs incurred in the current month to the budgeted total costs for the month;

•
detailed input from project teams relating to the status of the project, including the rate of enrollment, the ability to complete individual tasks in the time allotted, the anticipated total units to be achieved, an assessment of expected third-party pass-through and out-of-pocket costs and potential changes to the project scope;

•	a comparison of third-party pass-through and out-of-pocket costs to direct costs and direct units to be achieved;

•	a comparison of the fees invoiced and collected to revenue recognized;

•	a review of experience on projects recently completed or currently running; and

•	a review of specific customer and industry changes.
As a result, the Company might determine that previous estimates of total costs need to be revised based upon the new information and such changes in estimates may have a material impact on revenue recognized. In addition, a change in the scope of work generally results in the negotiation of a contract modification to increase or decrease the estimated total contract consideration along with an associated increase or decrease in the estimated total costs to complete.
The Company recognizes revenue for other clinical development services using a variety of input and output methods depending on the type of contract and/or the performance obligations in the contract. Methods utilized primarily include cost-to-cost, units delivered, such as patients recruited or tasks performed, and hours expended. The methods used align with the satisfaction of the performance obligations and benefits received by the customer over time, as the customer would not need to have the services re-performed if the remaining unfulfilled performance obligations were transferred to another party. When contracts for other clinical development services contain multiple performance obligations, the transaction price is allocated to each performance obligation based on a directly observable relative standalone selling price. When not directly observable, the Company utilizes an expected cost plus a margin in order to estimate standalone selling price.
Laboratory Services
The Company’s Laboratory Services segment provides comprehensive laboratory services to its customers including bioanalytical, vaccine sciences, GMP, central lab and biomarker testing. Laboratory Services contracts are generally fixed-fee, fee-for-service or time and materials contracts.
The Company’s laboratory services contracts include multiple service promises such as research and development, sample testing, sample management, certain clinical trial management services and providing full-time equivalent resources, among others. The Company’s laboratory services contracts generally contain multiple performance obligations based on the types of services provided as the Company does not provide a significant integration service, nor are the services highly interrelated or interdependent. The Company uses a variety of output methods to recognize revenue depending on the type of contract and the performance obligations in the contract. Methods primarily utilized to recognize revenue include units delivered, milestones achieved and full-time equivalent resources provided. The methods used align with the satisfaction of the performance obligations and benefits received by the customer over time, as the customer would not need to have the services re-performed if the remaining unfulfilled performance obligations were transferred to another party. When contracts for other laboratory services contain multiple performance obligations, the transaction price is allocated to each performance obligation on a directly observable relative standalone selling price. When not directly observable, the Company utilizes an expected cost plus a margin approach to estimate standalone selling price.
Performance Obligations
Revenue recognized for the years ended December 31, 2019 and 2018 from performance obligations partially satisfied in prior periods was $131.4 million and $145.7 million, respectively. These cumulative catch-up adjustments primarily related to (1) contract modifications executed in the current period, which resulted in changes to the transaction price, (2) changes in transaction price related to variable consideration and (3) changes in estimates such as estimated total costs.
As of December 31, 2019, the aggregate amounts of transaction price allocated to unsatisfied performance obligations with an original contract term of greater than one year was $6.9 billion. The Company expects to recognize 35% to 41% of the transaction price allocated to unsatisfied performance obligations over the next 12 months as services are rendered, with the remainder recognized thereafter during the remaining contract term. The Company does not include the value of the transaction price allocated to unsatisfied performance obligations for contracts that have an original contract term of less than one year or for contracts which are determined to be short-term based on certain termination for convenience provisions.
Accounts Receivable and Unbilled Services, net and Unearned Revenue
The Company’s accounts receivable and unbilled services, net, consisted of the following amounts on the dates set forth below:

	December 31,
	2019	2018
Accounts receivable	$726,111	$700,280
Unbilled services	609,674	565,473
Total accounts receivable and unbilled services	1,335,785	1,265,753
Allowance for doubtful accounts	(9,171)	(5,029)
Total accounts receivable and unbilled services, net	$1,326,614	$1,260,724

The Company’s unearned revenue consisted of the following amounts on the dates set forth below:

	December 31,
	2019	2018
Unearned revenue	$1,110,872	$921,964

As of December 31, 2019 and 2018, contract assets of $178.8 million and $172.4 million, respectively, were included in unbilled services. The changes in the Company’s contract assets and unearned revenue resulted from the timing difference between the Company’s satisfaction of performance obligations under its contracts, achievement of billing milestones and customer payments. Additionally, during the years ended December 31, 2019 and 2018, the Company recognized revenue of $705.3 million and $513.6 million, respectively, from the balance of unearned revenue outstanding as of January 1, 2019 and January 1, 2018. Impairments of accounts receivable, unbilled services and contract assets were insignificant during the years ended December 31, 2019 and 2018.
Allowance for Doubtful Accounts
The Company’s changes in the allowance for doubtful accounts consisted of the following amounts on the dates set forth below:

	Years Ended December 31,
	2019	2018	2017
Balance at the beginning of the period	$(5,029)	$(4,904)	$(3,105)
Current year provision	(4,243)	(618)	(3,466)
Write-offs	101	493	1,667
Balance at the end of the period	$(9,171)	$(5,029)	$(4,904)

Customer Concentration
Concentrations of credit risk with respect to accounts receivable and unbilled services, net, are limited due to the Company’s large number of customers. At December 31, 2019, two customers each accounted for approximately 11% of accounts receivable and unbilled services, net. At December 31, 2018, no customer accounted for greater than 10% of accounts receivable and unbilled services, net. Additionally, no one customer accounted for greater than 10% of revenue for the years ended December 31, 2019, 2018 or 2017.
Contract Costs
The Company often incurs direct and incremental contract costs to obtain a contract with a customer. Contract costs include certain bonuses, commissions and related fringe benefits paid to employees directly related to sales of services that result in a contract. The Company capitalizes the costs to obtain a contract when the expected period of benefit from the contract is greater than one year, and when capitalized, the costs are amortized on a straight-line basis over the expected period of benefit, which is generally the contract term. The Company expenses contract costs as incurred for contracts that have a contract term or estimated service period of one year or less. Capitalized contract costs are included as a component of other assets on the consolidated balance sheets and amortization of capitalized contract costs are included as a component of SG&A expenses on the consolidated statements of operations. No significant capitalized contract cost impairment was recognized during the years ended December 31, 2019 or 2018.
Capitalized contract costs and the related amortization for the period below were as follows:

	December 31,
	2019	2018
Capitalized costs to obtain a contract, net	$25,766	$23,062

	Years Ended December 31,
	2019	2018
Amortization of costs to obtain a contract	$11,432	$8,693